S000032497 [Member] Investment Strategy - iShares MSCI Emerging Markets Min Vol Factor ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the performance of equity securities in global emerging markets that, in the aggregate, have lower volatility relative to the broader large- and mid-capitalization global emerging market equities. The Underlying Index is designed by selecting securities from the MSCI Emerging Markets Index (the “Parent Index”), which is a capitalization-weighted index, and then follows a rules-based methodology to optimize the Underlying Index and determine  weights for securities in the index having the lowest total risk. Generally, rules-based methodologies include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling of special dividends and other distributions, and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI seeks to construct a portfolio of lowest absolute volatility using its multi-factor risk model. The portfolio is then further refined by an optimization tool that aims to determine the lowest absolute volatility based on the projected “riskiness” of securities in the Parent Index while subjected to constraints based on established minimum and maximum weightings of index constituents and sectors as well as factor constraints (for example, liquidity and financial leverage) as measured by MSCI. The Underlying Index is reconstituted quarterly. At each reconstitution, one-way turnover is capped at 5%.
As of August 31, 2025, the Underlying Index consisted of securities of companies in the following 22 countries or regions:
Brazil, Chile, China, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services, financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.